Long-term debt and Finance Liability	6 Months Ended
Jun. 30, 2022
Long-term debt and Finance Liability
Long-term debt and Finance Liability.

5.Long-term debt and Finance Liability

The amount of long-term debt and finance liability shown in the accompanying interim consolidated balance sheets is analyzed as follows:

	June 30, 2022	December 31, 2021
Unsecured Long-Term Debt	125,000	125,000
Secured Long-Term Debt	285,191	306,843
Finance Liability	49,104	—
Total Long-Term Debt and Finance Liability	$459,295	$431,843
Less: Deferred Financing Costs	(7,577)	(8,168)
Long-Term Debt and Finance Liability, net of Deferred Financing Costs	$451,718	$423,675
Less: Long-Term Debt and Finance Liability, Current	(47,782)	(41,148)
Long-Term Debt and Finance Liability, Excluding Current Maturities	$403,936	$382,527

Unsecured Long-Term debt:

On June 22, 2021, the Company issued a $125,000 senior unsecured bond (the “Bond”) maturing in June 2026. The Bond ranks ahead of subordinated capital and ranks the same with all other senior unsecured obligations of the Company other than obligations which are mandatorily preferred by law. Entities affiliated with executive officers and directors of the Company purchased an aggregate of $21,000 principal amount of the Bond. The Bond bears interest from June 22, 2021 at a US Dollar fixed-rate coupon of 8.375% and is payable semi-annually in arrears in June and December of each year. The Bond is callable in whole or in parts in June 2024 at a price equal to 103.35% of nominal value; between June 2025 to December 2025 at a price equal to 101.675% of the nominal value and after December 2025 at a price equal to 100% of nominal value. The Bond includes financial and other covenants and is trading at Oslo Stock Exchange under the ticker symbol “DIASH02”.

Secured Term Loans:

Under the secured term loans outstanding as of June 30, 2022, 30 vessels of the Company’s fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $589,332. Additional securities required by the banks include first priority assignment of all earnings, insurances, first assignment of time charter contracts that exceed a certain period, pledge over the shares of the borrowers, manager’s undertaking and subordination and requisition compensation and either a corporate guarantee by DSI (the “Guarantor”) or a guarantee by the ship owning companies (where applicable), financial covenants, as well as operating account assignments. The lenders may also require additional security in the future in the event the borrowers breach certain covenants under the loan agreements. The secured term loans generally include restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor, maintained in the bank accounts of the borrowers, or the Guarantor.

As of June 30, 2022 and December 31, 2021, minimum cash deposits required to be maintained at all times under the Company’s loan facilities, amounted to $17,500 and $16,500, respectively and are included in “Restricted cash” in the accompanying interim consolidated balance sheets. Furthermore, the secured term loans contain cross default provisions and additionally the Company is not permitted to pay any dividends following the occurrence of an event of default.

As of June 30, 2022 and December 31, 2021, the Company had the following agreements with banks, either as a borrower or as a guarantor, to guarantee the loans of its subsidiaries:

BNP Paribas (“BNP”): On December 18, 2014, the Company drew down $53,500 under a secured loan agreement, to finance part of the acquisition cost of the G. P. Zafirakis and the P. S. Palios maturing on November 30, 2021. The agreement was refinanced on June 29, 2020 to extend the maturity to May 19, 2024. The loan is repayable in equal semi-annual installments of approximately $1,574 and a balloon of $23,596 payable together with the last installment. The refinanced loan bears interest at LIBOR plus a margin of 2.5%.

On July 16, 2018, the Company drew down $75,000 under a secured loan agreement with BNP. The loan is repayable in consecutive quarterly installments of $1,562.5 and a balloon installment of $43,750 payable together with the last installment on July 16, 2023. The loan bears interest at LIBOR plus a margin of 2.3%.

Nordea Bank AB, London Branch (“Nordea”): On March 19, 2015, the Company drew down $93,080 under a secured loan agreement, maturing on March 19, 2021. The loan bore interest at LIBOR plus a margin of 2.1%. On May 7, 2020, the loan was refinanced to extend the maturity to March 19, 2022 and on July 29, 2021, the Company entered into a supplemental agreement with Nordea, to extend the loan maturity to March 2024 and to draw down an additional amount of $460. The balance of the refinanced loan, including the additional $460 drawn on July 30, 2021, is repayable in equal consecutive quarterly installments of $1,862 and a balloon installment of $26,522 payable together with the last installment on March 19, 2024, all other terms of the loan remaining the same. As of June 30, 2022, an amount of $4,786, was reclassified to current liabilities, as it was prepaid to the bank in July 2022, as a result of the sale of Baltimore to OceanPal (Notes 3 and 11). Following this prepayment, the loan will be repayable in equal quarterly installments of $1,636 and a balloon of $23,313 payable together with the last installment on March 19, 2024.

ABN AMRO Bank N.V., or ABN: On March 30, 2015, the Company drew down $50,160 under a secured loan agreement, maturing on March 30, 2021, to refinance part of the acquisition cost of the vessels New York, Myrto and Maia.

On June 27, 2019, the Company drew down $25,000 under a new loan agreement, maturing on June 30, 2024, to refinance the acquisition cost of the vessels Selina, Ismene and Houston.

On May 22, 2020, the Company signed a term loan facility with ABN, in the amount of $52,885 to combine the two loans outstanding with ABN and extend the maturity of the loan maturing on March 30, 2021 (tranche B) to the maturity of the other loan, maturing on June 30, 2024 (tranche A). Tranche B is repayable in equal consecutive quarterly installments of about $994 each and a balloon of $13,391 payable together with the last installment on June 28, 2024, and bears interest at LIBOR plus a margin of 2.4%. Tranche A is payable in consecutive quarterly installments of $800 each and a balloon installment of $9,000 payable together with the last installment on June 28, 2024. The loan bears interest at LIBOR plus a margin of 2.25%.

On May 20, 2021, the Company, drew down $91,000 under a secured sustainability linked loan facility with ABN AMRO Bank N.V, dated May 14, 2021, which was used to refinance existing loans which were treated as extinguished. The loan is repayable in consecutive quarterly installments of $3,390 each and a balloon of $23,200 payable together with the last installment, on May 20, 2026. The loan bears interest at LIBOR plus a margin of 2.15% per annum, which may be adjusted annually by maximum 10 basis points upwards or downwards, subject to the performance under certain sustainability KPIs.

Export-Import Bank of China: On January 4, 2017, the Company drew down $57,240 under a secured loan agreement, which is repayable in equal quarterly installments of $954 each until its maturity on January 4, 2032 and bears interest at LIBOR plus a margin of 2.3%.

DNB Bank ASA.: On March 14, 2019, the Company drew down $19,000 under a secured loan agreement, which is repayable in consecutive quarterly installments of $477.3 and a balloon of $9,454 payable together with the last installment on March 14, 2024. The loan bears interest at LIBOR plus a margin of 2.4%.

As of June 30, 2022 and December 31, 2021, the Company was in compliance with all of its loan covenants.

The maturities of the Company’s debt facilities described above as of June 30, 2022, and throughout their term, are shown in the table below and do not include the related debt issuance costs. The maturities have been adjusted to reflect the prepayment of part of the Nordea loan, mentioned above.

Period	Principal Repayment
Year 1	$47,189
Year 2	158,108
Year 3	17,376
Year 4	165,576
Year 5	3,816
Year 6 and thereafter	18,126
Total	$410,191

Finance Liability

On March 29, 2022, the Company sold Florida to an unrelated third party for $50,000 (Note 3) and leased back the vessel under a bareboat agreement, for a period of ten years, under which the Company pays hire, monthly in advance. Under the bareboat charter party, the Company is responsible for the operation and maintenance of the vessel and the owner of the vessel shall not retain any control, possession, or command of the vessel during the charter period. Under the bareboat charter, the Company has the option to repurchase the vessel after the end of the third year of the charter period, or each year thereafter, until the termination of the lease, at specific prices, subject to irrevocable and written notice to the owner. If not repurchased earlier, the Company has the obligation to repurchase the vessel for $16,350, on the expiration of the lease on the tenth year. The Company determined that under ACS 842-40 Sale and Leaseback Transactions, the transaction is not a sale and as such did not derecognize the asset and the proceeds from the sale of the vessel which were used to finance the acquisition cost of Florida, were accounted for as a financial liability. Issuance costs amounted to $513.

As of June 30, 2022, the finance liability amounted to $49,104 and is included in long-term debt and finance liability, current and non-current in the 2022 accompanying interim consolidated balance sheet.

As of June 30, 2022, and throughout the term of the lease, the Company has annual lease liability as shown in the table below:

Period	Principal Repayment
Year 1	$2,762
Year 2	2,897
Year 3	3,022
Year 4	3,163
Year 5	3,309
Year 6 and thereafter	33,951
Total	$49,104